Fair Value Measurements and Derivatives - Amounts recognized within assets and liabilities based on right of offset (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Gross Amounts, Assets	$ 277	$ 12,125
Gross Amounts Offset, Assets		(1,527)
Total Net Amounts, Assets	277	10,598
Gross Amounts Not Offset, Assets		(6,872)
Total Net Amounts, Assets	277	3,726
Gross Amounts, Liabilities	192,034	116,352
Gross Amounts Offset, Liabilities	(3,152)	(5,092)
Total Net Amounts, Liabilities	188,882	111,260
Gross Amounts Not Offset, Liabilities	(149,863)	(35,718)
Total Net Amounts, Liabilities	$ 39,019	$ 75,542